Net Finance Expense (Tables)	9 Months Ended
Sep. 30, 2025
Net Finance Expense [Abstract]
Schedule of Net Finance Expense
	Nine-month period ended September 30,		Three-month period ended September 30,
	2025	2024	2025	2024
Exchange rate variation	123,246	84,655	66,424	(68,731)
Fair value adjustments on derivatives	(54,088)	(353,763)	(63,681)	54,807
Interest expense (1)	(1,273,198)	(1,251,090)	(480,203)	(399,416)
Interest income (2)	363,080	309,401	135,030	98,668
Bank fees and others	(135,138)	(98,656)	(65,719)	(46,418)
	(976,098)	(1,309,453)	(408,149)	(361,090)

Finance income	508,017	517,594	202,920	153,475
Finance expense	(1,484,115)	(1,827,047)	(611,069)	(514,565)
	(976,098)	(1,309,453)	(408,149)	(361,090)

(1)	For the nine-month period ended September 30, 2025, the amount of US$909,415 (US$864,371 for the nine-month period ended September 30, 2024) refers to interest expenses from loans and financings.
(2)	For the nine-month period ended September 30, 2025, the amount of US$132,735 (US$136,247 for the nine-month period ended September 30, 2024) refers to interest income from short-term investments.